CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 6,116,360	$ 959,790	¥ 4,418,416
Restricted cash (including RMB 348,976 and RMB 657,075 from the consolidated trusts as of December 31, 2020 and 2021, respectively)	2,643,587	414,836	2,355,850
Security deposit prepaid to third-party guarantee companies	874,886	137,289	915,144
Funds receivable from third party payment service providers	153,151	24,033	131,464
Accounts receivable and contract assets, net (net of allowance of RMB 217,306 and RMB 287,538 as of December 31, 2020 and 2021, respectively)	3,097,254	486,027	2,394,528
Financial assets receivable, net (net of allowance of RMB 322,094 and RMB 432,658 as of December 31, 2020 and 2021, respectively)	3,806,243	597,283	3,565,482
Amounts due from related parties (net of allowance of RMB 10,333 and RMB 99,962 as of December 31, 2020 and 2021, respectively)	837,324	131,394	193,305
Loans receivable, net (including RMB 6,447,233 and RMB 8,646,950 from the consolidated trusts as of December 31, 2020 and 2021, respectively)	9,844,481	1,544,814	7,500,629
Prepaid expenses and other assets (including RMB 101,729 and RMB 104,515 from the consolidated trusts as of December 31, 2020 and 2021, respectively)	383,937	60,246	401,224
Total current assets	27,757,223	4,355,712	21,876,042
Non-current assets:
Accounts receivable and contract assets, net-noncurrent (net of allowance of RMB 38,521 and RMB 28,374 as of December 31, 2020 and 2021, respectively)	223,474	35,068	307,937
Financial assets receivable, net-noncurrent (net of allowance of RMB 68,740 and RMB 60,988 as of December 31, 2020 and 2021, respectively)	597,965	93,834	645,326
Amounts due from related parties (net of allowance of RMB nil and RMB 22,055 as of December 31, 2020 and 2021, respectively)	140,851	22,103
Loans receivable, net-noncurrent (including RMB 37,157 and RMB 1,829,804 from the consolidated trusts as of December 31, 2020 and 2021)	2,859,349	448,694	87,685
Property and equipment, net	24,941	3,914	19,360
Land use rights, net	1,018,908	159,889
Intangible assets	4,961	778	3,403
Deferred tax assets	834,717	130,985	1,398,562
Other non-current assets	42,606	6,686	48,990
Total non-current assets	5,747,772	901,951	2,511,263
TOTAL ASSETS	33,504,995	5,257,663	24,387,305
Current liabilities:
Payable to investors of the consolidated trusts-current	2,304,518	361,629	3,117,634
Accrued expenses and other current liabilities	2,258,329	354,381	809,761
Amounts due to related parties	214,057	33,590	71,562
Short term loans	397,576	62,388	186,800
Guarantee liabilities-stand ready	4,818,144	756,072	4,173,497
Guarantee liabilities-contingent	3,285,081	515,501	3,543,454
Income tax payable	624,112	97,937	1,227,314
Other tax payable	241,369	37,876	254,486
Total current liabilities	14,143,186	2,219,374	13,384,508
Deferred tax liabilities	121,426	19,054	37,843
Payable to investors of the consolidated trusts-noncurrent	4,010,597	629,350	1,468,890
Other long-term liabilities	13,177	2,068	14,974
Total non-current liabilities	4,145,200	650,472	1,521,707
TOTAL LIABILITIES	18,288,386	2,869,846	14,906,215
Commitments and Contingencies (Note 17)
SHAREHOLDERS' EQUITY
Ordinary shares ($0.00001 par value per share 5,000,000,000 shares authorized, 309,833,035 shares issued and 304,453,780 shares outstanding as of December 31, 2020, and 315,433,018 shares issued and 310,486,975 shares outstanding as of December 31, 2021, respectively)	22	3	21
Additional paid-in capital	5,672,267	890,102	5,417,406
Retained earnings	9,642,506	1,513,120	4,137,542
Other comprehensive loss	(110,932)	(17,408)	(74,391)
TOTAL 360 DIGITECH INC EQUITY	15,203,863	2,385,817	9,480,578
Non-controlling interests	12,746	2,000	512
TOTAL EQUITY	15,216,609	2,387,817	9,481,090
TOTAL LIABILITIES AND EQUITY	¥ 33,504,995	$ 5,257,663	¥ 24,387,305